Research and Development Expense	6 Months Ended
Dec. 31, 2024
Research and Development Expense [Abstract]
Research and development expense

Note 20. Research and development expense

	For the six month period ended		For the three month period ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Professional fees	(410,263)	(703,788)	(157,924)	(368,559)
Amortization of intangible assets	(212,035)	(62,365)	(106,018)	(60,484)
Laboratories’ related expenses	(59,720)	(78,104)	(29,144)	(37,373)
Amortization right-of-use assets	(31,693)	(41,474)	-	(31,580)
Depreciation of fixed assets	(9,834)	-	(4,917)	-
Other research and development expenses	-	(18,026)	-	(18,026)
Total Research and development expenses	$(723,545)	$(903,757)	$(298,003)	$(516,022)